Equity Method Investments - Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Total equity method investments	$ 1,136	$ 1,551
Refinitiv [member]
Disclosure of associates [line items]
Total equity method investments	981	1,387
Other equity method investments [member]
Disclosure of associates [line items]
Total equity method investments	$ 155	$ 164